Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 82.2%
Security	Shares	Value
Aerospace & Defense — 2.5%
Airbus SE(1)	8,771	$ 1,372,968
BAE Systems PLC	98,294	1,538,918
General Dynamics Corp.	8,626	2,449,870
General Electric Co.	15,342	2,794,699
Howmet Aerospace, Inc.	21,131	2,501,488
L3Harris Technologies, Inc.	6,743	1,660,464
Lockheed Martin Corp.	3,221	1,705,229
Northrop Grumman Corp.	3,600	1,762,740
RTX Corp.	20,455	2,492,033
		$ 18,278,409
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 815,998
United Parcel Service, Inc., Class B	5,551	753,382
		$ 1,569,380
Automobiles — 1.8%
Ford Motor Co.	104,247	$ 1,160,269
Mercedes-Benz Group AG	34,687	1,952,938
Tesla, Inc.(2)	23,501	8,111,605
Toyota Motor Corp.	91,500	1,563,152
		$ 12,787,964
Banks — 3.6%
Bank of America Corp.	78,553	$ 3,732,053
BNP Paribas SA	22,875	1,369,375
Citigroup, Inc.	24,639	1,746,166
Citizens Financial Group, Inc.	50,650	2,438,291
Eastern Bankshares, Inc.	106,241	1,980,332
FB Financial Corp.	46,594	2,630,231
First Hawaiian, Inc.	91,379	2,522,974
JPMorgan Chase & Co.	14,313	3,574,242
Stellar Bancorp, Inc.	56,223	1,743,475
Veritex Holdings, Inc.	69,457	2,112,188
Wells Fargo & Co.	32,069	2,442,696
		$ 26,292,023
Beverages — 1.3%
Anheuser-Busch InBev SA(1)	38,495	$ 2,071,841
Coca-Cola Co.	43,620	2,795,170
Heineken NV(1)	20,284	1,503,626
Security	Shares	Value
Beverages (continued)
PepsiCo, Inc.	8,199	$ 1,340,127
Pernod Ricard SA(1)	12,569	1,410,233
		$ 9,120,997
Biotechnology — 1.3%
AbbVie, Inc.	16,781	$ 3,069,748
Amgen, Inc.	6,887	1,948,126
Gilead Sciences, Inc.	14,614	1,352,964
Regeneron Pharmaceuticals, Inc.(2)	2,028	1,521,446
Vertex Pharmaceuticals, Inc.(2)	3,557	1,665,139
		$ 9,557,423
Broadline Retail — 2.3%
Amazon.com, Inc.(2)	80,999	$ 16,838,882
		$ 16,838,882
Building Products — 1.4%
Carrier Global Corp.	25,841	$ 1,999,318
CSW Industrials, Inc.	7,450	3,146,806
Johnson Controls International PLC	16,918	1,418,743
Resideo Technologies, Inc.(2)	75,117	2,041,680
Trane Technologies PLC	3,642	1,515,873
		$ 10,122,420
Capital Markets — 3.9%
Ares Management Corp., Class A	12,825	$ 2,266,562
Brightsphere Investment Group, Inc.	65,089	2,029,475
Brookfield Asset Management Ltd., Class A(1)	37,067	2,126,094
Brookfield Corp.	64,662	3,973,516
CME Group, Inc.	7,087	1,686,706
Hamilton Lane, Inc., Class A	14,689	2,826,164
Houlihan Lokey, Inc.	12,613	2,384,992
KKR & Co., Inc.	14,414	2,347,608
Moelis & Co., Class A	26,752	2,059,369
Partners Group Holding AG(1)	1,224	1,779,521
Tradeweb Markets, Inc., Class A	16,575	2,245,913
Victory Capital Holdings, Inc., Class A	39,628	2,753,353
		$ 28,479,273
Chemicals — 1.5%
AdvanSix, Inc.	35,991	$ 1,168,628
Arkema SA	14,645	1,163,733
Corteva, Inc.	26,047	1,621,165
Dow, Inc.	37,005	1,635,991
EMS-Chemie Holding AG	2,036	1,450,342
Linde PLC	3,744	1,725,947

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
Novonesis (Novozymes), Class B	17,462	$ 1,026,128
Nutrien Ltd.	23,254	1,086,178
		$ 10,878,112
Commercial Services & Supplies — 0.3%
Waste Management, Inc.	8,853	$ 2,020,432
		$ 2,020,432
Communications Equipment — 0.4%
Arista Networks, Inc.(2)	3,573	$ 1,449,995
Cisco Systems, Inc.	23,877	1,413,757
		$ 2,863,752
Construction & Engineering — 0.4%
API Group Corp.(2)	51,892	$ 1,960,480
Eiffage SA	12,726	1,150,723
		$ 3,111,203
Consumer Finance — 1.1%
American Express Co.	8,407	$ 2,561,445
SLM Corp.(1)	96,711	2,647,947
Synchrony Financial	42,727	2,884,927
		$ 8,094,319
Consumer Staples Distribution & Retail — 1.1%
Aeon Co. Ltd.	51,600	$ 1,240,796
Alimentation Couche-Tard, Inc.	35,989	2,105,388
Walmart, Inc.	51,085	4,725,363
		$ 8,071,547
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	66,680	$ 1,544,309
		$ 1,544,309
Electric Utilities — 2.8%
Constellation Energy Corp.	10,441	$ 2,678,743
Edison International	23,405	2,053,789
Enel SpA	398,417	2,873,403
Entergy Corp.	10,628	1,659,775
Exelon Corp.	53,297	2,108,429
FirstEnergy Corp.	51,974	2,211,493
Hydro One Ltd.(3)	77,032	2,519,227
Iberdrola SA	88,964	1,270,452
PG&E Corp.	139,298	3,013,016
		$ 20,388,327
Security	Shares	Value
Electrical Equipment — 0.9%
Eaton Corp. PLC	8,919	$ 3,348,371
GE Vernova, Inc.(2)	3,835	1,281,350
nVent Electric PLC	20,890	1,635,896
		$ 6,265,617
Electronic Equipment, Instruments & Components — 0.5%
Corning, Inc.	21,801	$ 1,061,055
Hexagon AB, Class B(1)	72,889	621,795
Keyence Corp.	1,400	607,349
Knowles Corp.(2)	72,920	1,419,023
		$ 3,709,222
Energy Equipment & Services — 0.5%
Baker Hughes Co.	37,015	$ 1,626,809
Halliburton Co.	32,513	1,035,864
Schlumberger NV	23,540	1,034,348
		$ 3,697,021
Financial Services — 2.9%
Apollo Global Management, Inc.	11,912	$ 2,084,957
Berkshire Hathaway, Inc., Class B(2)	12,486	6,030,988
Corebridge Financial, Inc.	67,106	2,172,221
Enact Holdings, Inc.	48,134	1,694,798
Equitable Holdings, Inc.	47,727	2,301,873
Mastercard, Inc., Class A	4,526	2,412,087
PayPal Holdings, Inc.(2)	22,600	1,961,002
Visa, Inc., Class A	6,784	2,137,503
		$ 20,795,429
Food Products — 1.4%
Barry Callebaut AG(1)	1,436	$ 2,194,540
Danone SA	37,734	2,584,779
Kerry Group PLC, Class A	12,198	1,181,719
Nestle SA	35,095	3,048,850
Saputo, Inc.	55,589	1,036,227
		$ 10,046,115
Ground Transportation — 1.5%
Canadian National Railway Co.	11,988	$ 1,338,574
CSX Corp.	34,321	1,254,433
Schneider National, Inc., Class B(1)	47,833	1,607,667
TFI International, Inc.	13,393	2,039,057
Uber Technologies, Inc.(2)	30,640	2,204,854

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Ground Transportation (continued)
U-Haul Holding Co., Non Voting Shares	24,784	$ 1,547,513
Union Pacific Corp.	4,711	1,152,593
		$ 11,144,691
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories	24,614	$ 2,923,405
Becton Dickinson & Co.	7,156	1,587,916
Boston Scientific Corp.(2)	44,373	4,022,856
Cochlear Ltd.	7,153	1,424,626
EssilorLuxottica SA	10,469	2,548,469
GE HealthCare Technologies, Inc.	27,750	2,309,355
Intuitive Surgical, Inc.(2)	6,360	3,447,120
Medtronic PLC	25,101	2,172,240
Smith & Nephew PLC	104,856	1,333,198
Stryker Corp.	5,401	2,118,002
Zimmer Biomet Holdings, Inc.	15,583	1,746,854
		$ 25,634,041
Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	7,322	$ 895,041
Cencora, Inc.	10,578	2,660,896
Centene Corp.(2)	17,304	1,038,240
Fresenius SE & Co. KGaA(2)	22,821	804,497
HCA Healthcare, Inc.	5,713	1,869,408
McKesson Corp.	6,198	3,895,443
Sonic Healthcare Ltd.	66,505	1,243,405
UnitedHealth Group, Inc.	10,289	6,278,348
		$ 18,685,278
Hotels, Restaurants & Leisure — 0.5%
Airbnb, Inc., Class A(2)	8,562	$ 1,165,374
Booking Holdings, Inc.	430	2,236,851
		$ 3,402,225
Household Durables — 0.8%
Installed Building Products, Inc.	9,499	$ 2,172,802
Sony Group Corp.	62,000	1,244,524
Tri Pointe Homes, Inc.(2)	60,004	2,611,974
		$ 6,029,300
Household Products — 0.1%
Procter & Gamble Co.	4,904	$ 879,091
		$ 879,091
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	7,817	$ 1,249,469
		$ 1,249,469
Industrial Conglomerates — 1.0%
Hitachi Ltd.	124,500	$ 3,136,980
Honeywell International, Inc.	6,056	1,410,624
Siemens AG	5,714	1,111,616
Smiths Group PLC	73,039	1,649,021
		$ 7,308,241
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,187,886
		$ 1,187,886
Insurance — 2.7%
Allianz SE	4,446	$ 1,378,342
American International Group, Inc.	33,551	2,579,401
Brighthouse Financial, Inc.(2)	27,569	1,441,032
Fairfax Financial Holdings Ltd.	1,067	1,513,682
Hartford Financial Services Group, Inc.	14,015	1,728,190
Markel Group, Inc.(2)	1,630	2,906,159
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,350	4,899,742
Prudential Financial, Inc.	12,124	1,568,967
QBE Insurance Group Ltd.	101,619	1,327,906
		$ 19,343,421
Interactive Media & Services — 3.5%
Alphabet, Inc., Class A	47,191	$ 7,972,919
Alphabet, Inc., Class C	40,042	6,826,761
Meta Platforms, Inc., Class A	18,787	10,789,750
		$ 25,589,430
IT Services — 0.8%
International Business Machines Corp.	8,974	$ 2,040,777
Otsuka Corp.	52,600	1,313,562
Shopify, Inc., Class A(2)	17,918	2,071,099
		$ 5,425,438
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(2)	6,629	$ 1,331,368
		$ 1,331,368
Machinery — 2.0%
Caterpillar, Inc.	7,223	$ 2,933,332
Deere & Co.	4,200	1,956,780

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Machinery (continued)
Fortive Corp.	21,127	$ 1,676,005
Illinois Tool Works, Inc.	6,404	1,777,238
Ingersoll Rand, Inc.	15,315	1,595,364
Otis Worldwide Corp.	16,783	1,728,313
PACCAR, Inc.	21,198	2,480,166
		$ 14,147,198
Media — 0.4%
Fox Corp., Class B	38,374	$ 1,716,469
News Corp., Class B(1)	47,161	1,513,397
		$ 3,229,866
Metals & Mining — 0.7%
Barrick Gold Corp.	79,787	$ 1,397,263
BHP Group Ltd.	38,038	1,003,263
Rio Tinto Ltd.(1)	18,617	1,441,410
Wheaton Precious Metals Corp.	25,437	1,582,739
		$ 5,424,675
Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp.	113,509	$ 1,812,739
California Resources Corp.	27,648	1,635,656
Cenovus Energy, Inc.	58,269	923,048
Cheniere Energy, Inc.	8,289	1,856,819
Chevron Corp.	11,276	1,825,923
ConocoPhillips	24,137	2,614,976
Devon Energy Corp.	58,734	2,228,955
DT Midstream, Inc.	26,306	2,791,593
Enbridge, Inc.	31,859	1,378,209
Exxon Mobil Corp.	42,760	5,043,969
Hess Corp.	8,737	1,285,912
Magnolia Oil & Gas Corp., Class A	58,411	1,620,321
Occidental Petroleum Corp.	21,009	1,062,635
Phillips 66	11,248	1,507,007
PrairieSky Royalty Ltd.(1)	66,136	1,404,295
Repsol SA(1)	96,746	1,212,727
Suncor Energy, Inc.	66,563	2,648,448
Targa Resources Corp.	6,052	1,236,424
TC Energy Corp.	35,130	1,712,655
		$ 35,802,311
Passenger Airlines — 0.5%
Air Canada(2)	94,261	$ 1,680,359
Delta Air Lines, Inc.	33,075	2,110,846
		$ 3,791,205
Security	Shares	Value
Personal Care Products — 0.2%
L'Oreal SA	3,584	$ 1,248,866
		$ 1,248,866
Pharmaceuticals — 3.5%
AstraZeneca PLC	14,860	$ 2,014,617
Bristol-Myers Squibb Co.	36,600	2,167,452
Eli Lilly & Co.	7,041	5,600,059
GSK PLC	94,086	1,601,061
Johnson & Johnson	8,547	1,324,870
Merck & Co., Inc.	13,030	1,324,369
Novartis AG	33,582	3,561,758
Novo Nordisk AS, Class B	16,942	1,818,131
Pfizer, Inc.	46,212	1,211,217
Roche Holding AG PC	7,291	2,119,247
Sanofi SA	17,702	1,721,867
Takeda Pharmaceutical Co. Ltd.	45,900	1,251,262
		$ 25,715,910
Professional Services — 1.1%
Automatic Data Processing, Inc.	8,064	$ 2,475,084
Parsons Corp.(2)	24,461	2,346,054
Science Applications International Corp.	12,687	1,576,360
Verra Mobility Corp.(2)	71,947	1,702,266
		$ 8,099,764
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 764,843
		$ 764,843
Semiconductors & Semiconductor Equipment — 6.3%
Advanced Micro Devices, Inc.(2)	14,795	$ 2,029,504
ASML Holding NV	2,993	2,048,142
Broadcom, Inc.	37,104	6,013,816
GlobalFoundries, Inc.(1)(2)	19,282	833,946
Marvell Technology, Inc.	19,753	1,830,906
Microchip Technology, Inc.	14,166	965,696
Micron Technology, Inc.	10,400	1,018,680
NVIDIA Corp.	224,084	30,979,613
		$ 45,720,303
Software — 4.6%
Adobe, Inc.(2)	2,149	$ 1,108,734
Alarm.com Holdings, Inc.(2)	33,131	2,158,153
Atlassian Corp., Class A(2)	6,692	1,763,877

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Software (continued)
Microsoft Corp.	62,714	$ 26,556,870
Salesforce, Inc.	5,951	1,963,771
		$ 33,551,405
Specialized REITs — 1.1%
Equinix, Inc.	1,786	$ 1,752,923
Four Corners Property Trust, Inc.	106,411	3,161,471
VICI Properties, Inc.	88,238	2,877,441
		$ 7,791,835
Specialty Retail — 0.6%
Home Depot, Inc.	5,809	$ 2,492,816
Industria de Diseno Textil SA	31,849	1,760,108
		$ 4,252,924
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	130,829	$ 31,049,646
Hewlett Packard Enterprise Co.	66,191	1,404,573
HP, Inc.	28,067	994,414
NetApp, Inc.	8,626	1,057,893
Pure Storage, Inc., Class A(2)	19,730	1,045,493
Western Digital Corp.(2)	16,804	1,226,524
		$ 36,778,543
Textiles, Apparel & Luxury Goods — 0.1%
adidas AG	4,107	$ 972,644
		$ 972,644
Tobacco — 0.3%
Philip Morris International, Inc.	18,363	$ 2,443,381
		$ 2,443,381
Trading Companies & Distributors — 0.8%
Brenntag SE	36,205	$ 2,341,551
GMS, Inc.(2)	21,646	2,172,176
United Rentals, Inc.	1,710	1,480,860
		$ 5,994,587
Total Common Stocks (identified cost $352,769,661)		$597,472,315

Exchange-Traded Funds — 16.0%
Security	Shares	Value
Equity Funds — 16.0%
iShares MSCI India ETF(1)	816,200	$ 44,711,436
iShares MSCI South Korea ETF(1)	451,600	25,935,388
iShares MSCI Taiwan ETF	853,248	45,350,131
Total Exchange-Traded Funds (identified cost $121,323,629)		$115,996,955

Short-Term Investments — 2.8%
Affiliated Fund — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.58%(4)	12,189,385	$ 12,189,385
Total Affiliated Fund (identified cost $12,189,385)		$ 12,189,385

Securities Lending Collateral — 1.1%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.63%(5)	7,740,401	$ 7,740,401
Total Securities Lending Collateral (identified cost $7,740,401)		$ 7,740,401
Total Short-Term Investments (identified cost $19,929,786)		$ 19,929,786
Total Investments — 101.0% (identified cost $494,023,076)		$733,399,056
Other Assets, Less Liabilities — (1.0)%		$ (7,040,122)
Net Assets — 100.0%		$726,358,934
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at November 30, 2024. The aggregate market value of securities on loan at November 30, 2024 was $17,045,364 and the total market value of the collateral received by the Fund was $17,746,810, comprised of cash of $7,740,401 and U.S. government and/or agencies securities of $10,006,409.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $2,519,227 or 0.3% of the Fund's net assets.

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2024.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	70.0%	$508,847,345
Canada	4.3	30,953,319
Germany	1.8	13,461,330
France	1.8	12,849,146
Japan	1.4	10,357,625
Switzerland	1.2	8,986,161
United Kingdom	0.9	6,535,754
Australia	0.9	6,440,610
Spain	0.6	4,243,287
Italy	0.4	2,873,403
Denmark	0.4	2,844,259
Belgium	0.3	2,071,841
Taiwan	0.3	2,048,142
Brazil	0.2	1,582,739
Netherlands	0.2	1,503,626
Ireland	0.2	1,181,719
Sweden	0.1	621,795
Exchange-Traded Funds	16.0	115,996,955
Total Investments	101.0%	$733,399,056
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at November 30, 2024.
Affiliated Investments
At November 30, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $12,189,385, which represents 1.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,101,587	$16,409,800	$(20,322,002)	$ —	$ —	$12,189,385	$136,157	12,189,385
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 30,363,605	$ —	$ —	$ 30,363,605
Consumer Discretionary	36,790,573	7,493,366	—	44,283,939
Consumer Staples	15,324,747	16,485,250	—	31,809,997
Energy	38,286,605	1,212,727	—	39,499,332
Financials	92,249,579	10,754,886	—	103,004,465
Health Care	59,481,882	21,442,138	—	80,924,020
Industrials	79,551,370	12,301,777	—	91,853,147
Information Technology	123,457,815	4,590,848	—	128,048,663
Materials	10,217,911	6,084,876	—	16,302,787
Real Estate	9,744,564	—	—	9,744,564
Utilities	17,493,941	4,143,855	—	21,637,796
Total Common Stocks	$512,962,592	$84,509,723*	$ —	$597,472,315
Exchange-Traded Funds	$115,996,955	$ —	$ —	$115,996,955
Short-Term Investments:
Affiliated Fund	12,189,385	—	—	12,189,385
Securities Lending Collateral	7,740,401	—	—	7,740,401
Total Investments	$648,889,333	$84,509,723	$ —	$733,399,056
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Name Change
Effective February 3, 2025, the name of the Fund will change to Eaton Vance RBA Equity Strategy Fund.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.